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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                  FORM 24F-2

                               -----------------

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.

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 1.     Name and address of issuer:

        Columbia Funds Series Trust II
        200 Ameriprise Financial
        Minneapolis, MN 55474

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 2.     The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of
        classes):              [_]

        Columbia Money Market Fund, Classes A, B, C, I, R, R5, W, Z

        Columbia AMT-Free Tax-Exempt Bond Fund, Classes A, B, C, R4, Z

        Columbia Minnesota Tax-Exempt Fund, Classes A, B, C, R4, Z

        Columbia Limited Duration Credit Fund, Classes A, B, C, I, K, R4, R5, W, Y, Z

        Columbia Large Core Quantitative Fund, Classes A, B, C, I, K, R, R4, R5, W, Z

        Columbia Income Opportunities Fund, Classes A, B, C, I, K, R, R4, R5, W, Y, Z

        Columbia Large Growth Quantitative Fund, Classes A, B, C, I, K, R, R5, W, Z

        Columbia Large Value Quantitative Fund, Classes A, B, C, I, K, R, T,
        W, Z

        Columbia Inflation Protected Securities Fund, Classes A, B, C, I, K, R, R5, W, Z

        Columbia Global Opportunities Fund, Classes A, B, C, K, R, R4, R5, Z

        Columbia Floating Rate Fund, Classes A, B, C, I, K, R, R4, R5, W, Z

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 3.     Investment Company Act File Number:
        811-21852

        Securities Act File Number:
        333-131683

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 4(a).  Last day of fiscal year for which this Form is filed:
        July 31, 2013

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 4(b).  [_]  Check box if this Form is being file late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form:

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 5.    Calculation of registration
       fee:

       (i)     Aggregate sale price
               of securities sold
               during the fiscal
               year pursuant to
               section 24(f):                                 $5,843,723,520.89
                                                             ------------------
       (ii)    Aggregate price of
               securities redeemed
               or repurchased
               during the fiscal
               year:                     $5,457,645,636.00
                                       -------------------
       (iii)   Aggregate price of
               securities redeemed
               or repurchased
               during any prior
               fiscal year ending
               no earlier than
               October 11, 1995
               that were not
               previously used to
               reduce registration
               fees payable to the
               Commission:               $6,985,112,628.87
                                       -------------------
       (iv)    Total available
               redemption credits
               [add Items 5(ii) and
               5(iii)]:                                      $12,442,758,264.87
                                                             ------------------
       (v)     Net sales - if Item
               5(i) is greater than
               Item 5(iv) [subtract
               Item 5(iv) from Item
               5(i)]:                                         $            0.00
                                                             ------------------
       ----------------------------------------------------
       (vi)    Redemption credits
               available for use in
               future years if item
               5(i) is less than
               Item5(iv) [subtract
               Item 5(iv) from Item
               5(i)]:                  - $6,599,034,743.98
                                       -------------------
       ----------------------------------------------------

       (vii)   Multiplier for
               determining
               registration fee
               (see Instruction
               C.9):                                                  0.0001288
                                                             ------------------
       (viii)  Registration fee due
               [multiply Item 5(v)
               by Item 5(vii)]
               (enter "0" if no fee
               is due):                                       $            0.00
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 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securites (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to the rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.
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 7.    Interest Due - if this Form is being filed more
       than 90 days after the end of the issuer's
       fiscal year (see Instruction D):
                                                              $            0.00
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 8.    Total of the amount of the registration fee due plus
       any interest due [line 5(viii) plus line 7]:
                                                              $            0.00
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 9.    Date the registration fee and any interest payment
       was sent to the Commission's lockbox depository:

                   Method of Delivery:

                                 [_] Wire Transfer
                                 [_] Mail or other means


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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Joseph DiMaria
                               --------------------------------------
                                  Joseph DiMaria
                                  Vice President-Fund Administration

October 18, 2013

*Please print the name and the title of the signing officer below the signature.

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